Statements of Equity (USD $) In Thousands	Total	Common Stock	Additional Paid-in Capital	Retained Earnings	Accumulated Other Comprehensive Income (Loss)
Balance at Dec. 31, 2008	$ 1,700,575	$ 2,500	$ 974,921	$ 729,100	$ (5,946)
Cumulative impact of the retrospective adoption of new authoritative guidance (January 1, 2009)				8,707	(8,707)
Cumulative impact of the retrospective adoption of new authoritative guidance (January 1, 2012)	(97,865)			(96,731)	(1,134)
Net Income (Loss)	60,160			60,160
Distribution to parent	(23,195)			(23,195)
Other comprehensive income (loss), net of taxes	159,133				159,133
Balance at Dec. 31, 2009	1,798,808	2,500	974,921	678,041	143,346
Net Income (Loss)	413,790			413,790
Distribution to parent	(470,000)			(470,000)
Other comprehensive income (loss), net of taxes	47,525				47,525
Balance at Dec. 31, 2010	1,790,123	2,500	974,921	621,831	190,871
Net Income (Loss)	(151,555)			(151,555)
Distribution to parent	(587,831)		(92,251)	(495,580)
Other comprehensive income (loss), net of taxes	(30,160)				(30,160)
Balance at Dec. 31, 2011	$ 1,020,577	$ 2,500	$ 882,670	$ (25,304)	$ 160,711